Financing receivables, net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Short-term:
Short-term financing receivables	¥ 4,045,546		¥ 2,217,844
Allowance for credit losses	(113,905)		(92,223)
Total short-term financing receivables, net	3,931,641	$ 602,550	2,125,621
Long-term:
Long-term financing receivables	231,432		266,715
Allowance for credit losses	(13,414)		(847)
Total long-term financing receivables, net	218,018	$ 33,413	265,868
Consolidated Trusts
Short-term:
Short-term financing receivables	3,817,057		1,915,721
Long-term:
Long-term financing receivables	1,541		28,565
Micro-loan platforms
Short-term:
Short-term financing receivables	228,489		302,123
Long-term:
Long-term financing receivables	¥ 229,891		¥ 238,150